CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (2,687,437)	$ (18,437,453)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,215	8,120
Share-based compensation expense	470,250
Gain from extinguishment of debt, net	(12,592,052)
Change in fair value of derivative liabilities	827,445	541,639
Change in fair value of warrant liabilities	(223,162)	13,043,192
Transaction costs expensed	9,665,004
Gain on settlement of forward purchase agreement	(1,406,669)
Change in operating assets and liabilities:
R&D tax credit receivable	29,324	26,562
Prepaid and other current assets	(2,162,243)	(59,113)
Accounts receivable	287,448
Inventory	106,726	(149,874)
Accounts payable	2,948,225	202,786
Accrued liabilities	1,111,738	15,444
Accrued compensation	12,228	76,368
Accrued federal tax liability, penalties and interest	(380,657)	436,389
Interest payable	1,240,833	1,175,546
Interest payable to related parties	(517,366)	1,697,404
Deferred revenue	(365,471)	66,470
Payable to related parties	(83,260)	4,884
Earnout liabilities	30,000
Net cash provided by (used in) operating activities	(3,680,881)	(1,351,636)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(6,944)
Net cash used in investing activities	(6,944)
FINANCING ACTIVITIES
Proceeds from loans	3,000,000	1,024,000
Proceeds from stock options and warrant exercised	30,010
Proceeds from settlement of forward purchase agreement	1,406,669
Adjustment to shareholder receivables		(630)
Net cash provided by (used in) financing activities	4,436,679	1,023,370
Net increase (decrease) in cash during period	748,854	(328,266)
Cash, beginning of period	22,317	333,084
Cash, end of period	771,171	$ 4,818
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Conversion of debt, warrant and derivatives to equity, other	22,797,815
Conversion of debt, warrants and derivatives to equity, troubled debt restructuring	54,499,066
Conversion of Seaport warrant to equity	12,387,186
Conversion of accounts payable to equity	$ 1,652,803